Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2016	$ 1,959,111	$ 1,832,716	$ 10,022	$ 2,268,457	$ 52,797	$ (365,410)	$ (133,150)	$ 126,395
Profit/(loss) for the nine-month period after taxes	45,052	42,582	0	0	0	42,582	0	2,470
Change in fair value of cash flow hedges	20,904	21,377	0	0	21,377	0	0	(473)
Currency translation differences	103,485	97,142	0	0	0	0	97,142	6,343
Tax effect	(8,434)	(8,626)	0	0	(8,626)	0	0	192
Other comprehensive income/(loss)	115,955	109,893	0	0	12,751	0	97,142	6,062
Total comprehensive income/(loss) for the period	161,007	152,475	0	0	12,751	42,582	97,142	8,532
Dividend distribution	(80,738)	(76,165)	0	(76,165)	0	0	0	(4,573)
Balance, end of period at Sep. 30, 2017	2,039,380	1,909,026	10,022	2,192,292	65,548	(322,828)	(36,008)	130,354
Balance, beginning of period (Restated [Member]) at Dec. 31, 2017	1,884,967	1,748,372	10,022	2,163,229	82,294	(489,026)	(18,147)	136,595
Balance, beginning of period (Application of New Accounting Standards [Member]) at Dec. 31, 2017	(10,486)	(10,486)	0	0	1,326	(11,812)	0	0
Balance, beginning of period at Dec. 31, 2017	1,895,453	1,758,858	10,022	2,163,229	80,968	(477,214)	(18,147)	136,595
Profit/(loss) for the nine-month period after taxes	130,340	120,512	0	0	0	120,512	0	9,828
Change in fair value of cash flow hedges	44,296	42,499	0	0	35,982	6,517	0	1,797
Currency translation differences	(44,906)	(41,784)	0	0	0	0	(41,784)	(3,122)
Tax effect	(14,434)	(13,925)	0	0	(12,317)	(1,608)	0	(509)
Other comprehensive income/(loss)	(15,044)	(13,210)	0	0	23,665	4,909	(41,784)	(1,834)
Total comprehensive income/(loss) for the period	115,296	107,302	0	0	23,665	125,421	(41,784)	7,994
Dividend distribution	(107,032)	(97,211)	0	(97,211)	0	0	0	(9,821)
Balance, end of period at Sep. 30, 2018	$ 1,893,231	$ 1,758,463	$ 10,022	$ 2,066,018	$ 105,959	$ (363,605)	$ (59,931)	$ 134,768